Financial Instruments at Fair Value through Profit or Loss (Additional Information) (Details) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Investments accounted for using equity method	$ 6,949	$ 226		$ 7,137
Non-current non-derivative financial assets	1,020			$ 909
Taiwania Capital Buffalo Fund VI, L.P. [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current non-derivative financial assets	$ 100		$ 600